PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2017
PREPAID EXPENSES
Schedule of prepaid expenses

	12/31/17	12/31/16
Advertising and publicity	336,295	258,212
Insurance	36,941	39,558
Rental	29,713	19,276
Software and networks maintenance	12,375	12,283
Taxes, financial charges, personal and other	54,231	50,193
Total	469,555	379,522

Current	446,439	343,092
Noncurrent	23,116	36,430